UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

Munder Healthcare Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 100.2%
Health Care — 100.2%
Biotechnology — 19.5%
4,830	Alexion Pharmaceuticals Inc †	$262,607
50,225	Amgen Inc †	3,001,446
19,170	Biogen Idec Inc †	1,099,591
29,915	Celgene Corp †	1,853,534
7,360	Cephalon Inc †	498,861
17,830	Genzyme Corp †	924,129
58,590	Gilead Sciences Inc †	2,664,673
8,155	Human Genome Sciences Inc †	246,281
9,115	Vertex Pharmaceuticals Inc †	372,530

		10,923,652

Health Care Distributors — 3.6%
34,280	AmerisourceBergen Corp	991,377
13,630	Cardinal Health Inc	491,089
8,005	McKesson Corp	526,089

		2,008,555

Health Care Equipment — 18.0%
3,960	American Medical Systems Holdings Inc †	73,577
29,870	Baxter International Inc	1,738,434
7,355	Becton Dickinson and Co	579,059
41,205	Boston Scientific Corp †	297,500
1,065	CareFusion Corp †	28,148
5,570	Covidien PLC	280,060
1,435	CR Bard Inc	124,300
2,510	Edwards Lifesciences Corp †	248,189
5,730	ev3 Inc †	90,878
5,865	Hospira Inc †	332,252
1,280	Intuitive Surgical Inc †	445,606
11,500	Kinetic Concepts Inc †	549,815
56,215	Medtronic Inc	2,531,361
1,705	NuVasive Inc †	77,066
3,260	ResMed Inc †	207,499
9,325	Sirona Dental Systems Inc †	354,630
15,860	St Jude Medical Inc †	651,053
19,530	Stryker Corp	1,117,506
1,120	Varian Medical Systems Inc †	61,970
4,935	Zimmer Holdings Inc †	292,152

		10,081,055

Health Care Facilities — 2.4%
19,150	Community Health Systems Inc †	707,210
71,950	Health Management Associates Inc, Class A †	618,770

		1,325,980

Health Care Services — 10.9%
10,615	Amedisys Inc †	586,160
9,450	Catalyst Health Solutions Inc †	391,041
4,845	DaVita Inc †	307,173
9,895	Emergency Medical Services Corp, Class A †	559,562
12,525	Express Scripts Inc †	1,274,544
1,250	HMS Holdings Corp †	63,737
1,545	Laboratory Corp of America Holdings †	116,972
31,550	Medco Health Solutions Inc †	2,036,868
5,240	Mednax Inc †	304,916
8,075	Quest Diagnostics Inc/DE	470,692

		6,111,665

Health Care Technology — 0.6%
4,205	Cerner Corp †	357,677
125	SXC Health Solutions Corp †	8,410

		366,087

Life Sciences Tools & Services — 4.2%
18,725	Bruker Corp †	274,321
2,270	ICON PLC, ADR †	59,928
10,750	Illumina Inc †	418,175
11,335	Life Technologies Corp †	592,481
19,445	Thermo Fisher Scientific Inc †	1,000,251

		2,345,156

Managed Health Care — 7.6%
11,245	Aetna Inc	394,812
13,190	CIGNA Corp	482,490
7,070	Humana Inc †	330,664
56,772	UnitedHealth Group Inc	1,854,741
19,020	WellPoint Inc †	1,224,508

		4,287,215

Pharmaceuticals — 33.4%
62,500	Abbott Laboratories	3,292,500
9,800	Allergan Inc/United States	640,136
69,495	Bristol-Myers Squibb Co	1,855,516
45,530	Eli Lilly & Co	1,649,097
7,495	Forest Laboratories Inc †	235,043
47,155	Johnson & Johnson	3,074,506
90,281	Merck & Co Inc	3,371,995
2,860	Mylan Inc/PA †	64,951
135,042	Pfizer Inc	2,315,970
9,480	Teva Pharmaceutical Industries Ltd, ADR	597,998
3,115	Valeant Pharmaceuticals International †	133,665

19,920	Vivus Inc †	173,702
20,490	Warner Chilcott PLC, Class A †	523,520
18,970	Watson Pharmaceuticals Inc †	792,377

		18,720,976

TOTAL COMMON STOCKS
(Cost $47,352,785)		56,170,341

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $176,472)
176,472	State Street Institutional Liquid Reserves Fund	176,472

TOTAL INVESTMENTS
(Cost $47,529,257)(g)	100.5%	$56,346,813

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign healthcare companies. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, the Fund is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting the health care sector. As of March 31, 2010, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$56,346,813
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$56,346,813

(e)	As of March 31, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,783,299, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $965,743 and net appreciation for financial reporting purposes was $8,817,556. At March 31, 2010, aggregate cost for financial reporting purposes was $47,529,257.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ James V. FitzGerald

James V. FitzGerald
President and Principal Executive Officer

Date:	May 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald

James V. FitzGerald
President and Principal Executive Officer

Date:	May 25, 2010

By:	/s/ Peter K Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 25, 2010